RELATED PARTY TRANSACTIONS (Disclosure of remuneration of key management personnel) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related party transactions [abstract]
Directors fees	$ 245,416	$ 252,500
Salaries and benefits	1,121,666	1,010,201
Share-based compensation	1,107,256	1,191,219
Total remuneration of key management personnel	$ 2,474,338	$ 2,453,920